UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
June 30, 2014
(Unaudited)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS' CAPITAL PERCENTAGES AS FOLLOWS:

Investments in Investment Funds (74.78%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (64.96%)
China (6.69%)
Delta Capital Growth Fund, L.P. a, b	$500,000	$580,146
Prax Capital China Growth Fund III (UST), L.P.a, b	493,756	443,096
Total China Investments		1,023,242
Germany (5.92%)
Pinova Capital a, b	921,085	906,631
Holland (5.95%)
HPE PRO Institutional Fund B.V. a, b	1,074,192	910,310
Hong Kong (5.65%)
Orchid Asia V, L.P. a, b	569,165	864,198
India (9.35%)
India Business Excellence Fund I, Inc. a, b (45 Class A participating shares)	311,950	851,417
India Equity Partners Fund II, LLC a, b	320,593	236,402
Peepul Capital Fund III, LLC a, b (41 common shares)	405,917	342,466
Total India Investments		1,430,285
Switzerland (2.99%)
Euroknights VI a, b	441,149	456,673
United Kingdom (9.36%)
Elysian Capital I, L.P. a, b	1,111,279	1,431,288
United States (19.05%)
The Azalea Fund III, L.P. a, b	316,270	234,346
Baird Capital Partners V, L.P. a, b	765,162	753,083
Radius Venture Partners III, L.P.a, b	435,902	730,489
Radius Venture Partners III QP, L.P.a, b	265,978	445,883
The Resilience Fund III, L.P. a, b	705,789	748,889
Total United States Investments		2,912,690
Total Investments in Non-Listed Private Equity Funds		9,935,317

Investments in Listed Private Equity Funds (9.82%)
France (0.76%)
Eurazeo (1,399 common shares)	85,014	116,367
Germany (1.35%)
Deutsche Beteiligung AG (6,980 common shares)	199,886	205,667
Spain (1.99%)
Dinamia Capital Privado (24,691 common shares)	286,187	304,262
United Kingdom (5.72%)
Candover Investments PLC b (51,000 common shares)	532,440	493,564
HgCapital Trust PLC (15,708 common shares)	268,338	270,582
SVG Capital PLC b (15,575 common shares)	69,508	110,967
Total United Kingdom Investments		875,113
Total Investments in Listed Private Equity Funds		1,501,409
Total Investments in Investment Funds (Cost $10,079,560)		11,436,726

Short-Term Investments (25.99%)
Federated Prime Obligations Fund #10, 0.01% c	3,974,025	3,974,025
Total Short-Term Investments (Cost $3,974,025)		3,974,025
Total Investments (Cost $14,053,585) (100.77%)		15,410,751
Liabilities in excess of other assets (-0.77%)		(117,508)
Members' Capital (100.00%)		$15,293,243

a	Investment Funds are issued in private placement transactions and, as such, are restricted as to resale.
b	Non-income producing.
c	The rate shown is the annualized 7-day yield as of June 30, 2014.

Total cost and fair value of restricted Investment Funds as of June 30, 2014 was $8,638,187 and $9,935,317 respectively.

Percentages shown represent fair value as a percentage of Members' capital.

The Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$9,935,317	$9,935,317
Listed Private Equity Funds	1,501,409	-	-	1,501,409
Short-Term Investments	3,974,025	-	-	3,974,025
Total	$5,475,434	$-	$9,935,317	$15,410,751

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
			Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Balance as of
Investments	March 31, 2014	Gain (Loss)	(Depreciation)	Purchases	Sales	June 30, 2014
Non-Listed Private Equity Funds	$9,475,227	$-	$37,205	$422,885	$-	$9,935,317
Total Investments	$9,475,227	$-	$37,205	$422,885	$-	$9,935,317

*	The change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2014 is $37,205.

Accounting Standards Update ("ASU") 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund's valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

As of June 30, 2014 all Level 3 investments were valued using NAV as practical expedient.

The Fund's valuation procedures have been adopted by the Fund's Board of Managers (the “Board”), which oversees the implementation of these procedures. The valuation procedures are implemented by the Fund’s investment manager and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2014

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 29, 2014

*	Print the name and title of each signing officer under his or her signature.